Income Tax Expense - Summary of Net Profit/(Loss) Before Income Taxes and Non-controlling Interest (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	€ (15,072)	€ 3,561	€ 8,774
Actual tax charge	1,090	2,273	4,389
IRES (state tax) [member]
Disclosure Of Income Taxes [line items]
Expected tax benefit (expense) at statutory tax rates	3,617	(855)	(2,106)
Tax exempt income	4,530	2,618	2,320
Aggregate effect of different tax rates in foreign jurisdictions	(481)	(79)	191
Italian regional tax	(8)	(28)	(78)
Non-deductible expenses	(5,675)	(1,635)	(5,152)
Tax effect on unremitted earnings	0	(755)	(515)
Non taxable gain from disposal of a subsidiary	0	0	1,057
Chinese withholding tax on income not recoverable	(1,100)	0	(699)
Effect of net change in deferred tax assets unrecognised	(1,973)	(1,539)	593
Actual tax charge	(1,090)	(2,273)	(4,389)
Domestic [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	(12,078)	(7,448)	(1,551)
Foreign [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	€ (2,994)	€ 11,009	€ 10,325